Submission	Sep. 14, 2026
Submission [Line Items]
Central Index Key	0001636422
Registrant Name	Health Catalyst, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A